Long-term debt - Schedule of Future Payments Related to Long-Term Debt (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Principal
2025	$ 2,624
2026	758
2027	380,083
2028	886
2029	335,144
Thereafter	5,848
Total payments	725,343
Interest
2025	43,491
2026	43,424
2027	32,224
2028	21,018
2029	10,672
Thereafter	760
Total payments	151,589
Total
2025	46,115
2026	44,182
2027	412,307
2028	21,904
2029	345,816
Thereafter	6,608
Total payments, principal and future interest expense	876,932
Interest	(151,589)
Deferred financing cost	(2,789)	$ (3,715)
Total	718,598	$ 714,841
2029 Notes
Total
Discount on notes	(3,294)
Premium on notes	308
2027 Notes
Total
Discount on notes	(1,753)
Premium on notes	$ 783